Operating Segments	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Note 5 - Operating Segments

Note 5 - Operating Segments

A. General

1. Information on operating segments:

ICL is a global specialty minerals and chemicals company operating bromine, potash and phosphate mineral value chains in a unique, integrated business model. To align with ICL's strategy of enhancing market leadership across its three core-mineral value chains of bromine, potash and phosphate, as well as realizing the growth potential of Innovative Ag Solutions, commencing August 31, 2018, the Company operates via four segments: Industrial Products, Potash, Phosphate Solutions and Innovative Ag Solutions. The comparative data has been restated to reflect the change in the structure of the reportable segments, as stated above.

Industrial Products – Industrial Products segment produces bromine out of a solution that is a by‑product of the potash production process in Sodom, Israel, as well as bromine‑based compounds. Industrial Products segment uses most of the bromine it produces for self‑production of bromine compounds at its production sites in Israel, the Netherlands and China. In addition, the segment produces several grades of potash, salt, magnesium chloride and magnesia products. The segment is also engaged in the production and marketing of phosphorous-based flame retardants and additional phosphorus‑based products.

Potash – The Potash segment uses an evaporation process to extract potash from the Dead Sea and uses conventional mining to produce potash and salt from an underground mine in Spain. The segment markets its potash fertilizers globally and also carries on certain other operations not solely related to the potash activities. At the end of the second quarter of 2018, the Company ceased the production of potash in the ICL Boulby mine in the UK and shifted to sole production of Polysulphate™. The Polysulphate™ is produced in an underground mine at ICL Boulby in the UK, and is the basis for a significant part of the Company's FertilizerpluS product line. The segment also includes magnesium activities under which it produces, markets and sells pure magnesium and magnesium alloys, and also produces related by-products, including chlorine and sylvinite. In addition, the Potash segment sells salt that produced in its underground mines in Spain and UK.

Note 5 - Operating Segments (cont’d)

A. General (cont’d)

1. Information on operating segments: (cont'd)

Phosphate Solutions – The Phosphate Solutions segment is based on a phosphate value chain which uses phosphate commodity products, such as phosphate rock and fertilizer-grade phosphoric acid (“green phosphoric acid”), to produce specialty products with higher added value. The segment also produces and markets phosphate-based fertilizers.

Phosphate rock is mined and processed from open pit mines, three of which are located in the Negev Desert in Israel while the fourth is located in Yunnan province in China. Sulphuric acid, green phosphoric acid and phosphate fertilizers are produced in facilities in Israel, China and Europe.

The Phosphate Solutions segment purifies some of its green phosphoric acid and manufactures thermal phosphoric acid to provide solutions based on specialty phosphate salts and acids for diversified industrial end markets, such as oral care, cleaning products, paints and coatings, water treatment, asphalt modification, construction and metal treatment. The specialty phosphate salts and acids are mainly produced in the Company’s facilities in US, Brazil, Germany and China. The segment is also a leader in developing and producing functional food ingredients and phosphate additives, which provide texture and stability solutions for the processed meat, poultry, seafood, dairy, beverage and baked goods markets. In addition, the segment supplies pure phosphoric acid to ICL’s specialty fertilizers business and produces milk and whey proteins for the food ingredients industry.

Innovative Ag Solutions – The Innovative Ag Solutions segment was established on the foundations of ICL’s specialty fertilizers business. The segment aims to achieve global leadership by enhancing its global positions in its core markets of specialty agriculture, ornamental horticulture, turf and landscaping, targeting high-growth markets such as Latin America, India and China, by leveraging its unique R&D capabilities, vast agronomic experience, global footprint, backward integration to potash and phosphate and chemistry know-how, as well as seeking M&A opportunities. ICL is working to expand its broad product portfolio of controlled release fertilizers (CRF), water soluble fertilizers (WSF), liquid fertilizers, slow release fertilizers (SRF) and straights (MKP/MAP/Pekacid).

The Innovative Ag Solutions segment develops, manufactures, markets and sells fertilizers that are based primarily on nitrogen, potash (potassium chloride) and phosphate. It produces water soluble specialty fertilizers in Belgium and the US, liquid fertilizers and soluble fertilizers in Israel and Spain, and controlled‑release fertilizers in the Netherlands and the United States. ICL's specialty fertilizers business markets its products worldwide, mainly in Europe, Asia, North America and Israel.

The segment will also function as ICL’s innovative arm, which will seek to focus on R&D, as well as implementing digital innovation.

Other Activities – business activities that are not reviewed regularly by the organization’s chief operating decision maker.

Note 5 - Operating Segments (cont’d)

A. General (cont’d)

2. Segment capital investments

The capital investments made by the segments, for each of the reporting years, include mainly property, plant and equipment and intangible assets acquired in the ordinary course of business and as part of business combinations.

3. Inter–segment transfers and unallocated income (expenses)

Segment revenues, expenses and results include inter-segment transfers, which are priced mainly based on transaction prices in the ordinary course of business – this being based on reports that are regularly reviewed by the chief operating decision maker. These transfers are eliminated as part of consolidation of the financial statements.

The segment profit is measured based on the operating income, without certain expenses that are not allocated to the operating segments including general and administrative expenses, as it is included in reports that are regularly reviewed by the chief operating decision maker.

Note 5 - Operating Segments (cont’d)

B. Operating segment data

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliation	Consolidated
$ millions

For the year ended December 31, 2018

Sales to external parties	1,281	1,481	2,001	719	74	-	5,556
Inter-segment sales	15	142	98	22	5	(282)	-
Total sales	1,296	1,623	2,099	741	79	(282)	5,556

Segment profit	350	393	208	57	9	(7)	1,010
General and administrative expenses							(257)
Other income not allocated to the segments							766
Operating income							1,519

Financing expenses, net							(158)
Share in earnings of equity-accounted investee							3
Income before income taxes							1,364

Capital expenditures	50	356	180	15	1	3	605

Depreciation, amortization and impairment	63	141	172	19	4	21	420

Note 5 - Operating Segments (cont'd)

B. Operating segment data (cont'd)

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliation	Consolidated
$ millions

For the year ended December 31, 2017

Sales to external parties	1,179	1,258	1,938	671	372	-	5,418
Inter-segment sales	14	125	99	21	12	(271)	-
Total sales	1,193	1,383	2,037	692	384	(271)	5,418

Segment profit	303	282	149	56	127	(4)	913
General and administrative expenses							(261)
Other expenses not allocated to the segments							(23)
Operating income							629

Financing expenses, net							(124)
Income before income taxes							505

Capital expenditures	49	270	154	12	19	3	507

Depreciation, amortization and impairment	61	128	172	19	8	30	418

Note 5 - Operating Segments (cont’d)

B. Operating segment data (cont'd)

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliation	Consolidated
$ millions

For the year ended December 31, 2016

Sales to external parties	1,111	1,213	2,082	632	325	-	5,363
Inter-segment sales	9	125	104	29	15	(282)	-
Total sales	1,120	1,338	2,186	661	340	(282)	5,363

Segment profit	286	282	224	55	93	(37)	903
General and administrative expenses							(321)
Other expenses not allocated to the segments							(585)
Operating loss							(3)

Financing expenses, net							(132)
Share in earnings of equity-accounted investees							18
Loss before income taxes							(117)

Capital expenditures	38	311	237	7	1	58	652

Depreciation, amortization and impairment	52	127	203	17	3	4	406

Note 5 - Operating Segments (cont'd)

C. Information based on geographical location

The following table presents the distribution of ICL's sales by geographical location of the customer:

2018		2017		2016
$ millions	% of sales	$ millions	% of sales	$ millions	% of sales

USA	903	16	1,091	20	1,070	20
China	848	15	724	13	669	12
Brazil	656	12	594	11	521	10
United Kingdom	382	7	328	6	306	6
Germany	365	7	378	7	392	7
France	267	5	265	5	226	4
Spain	262	5	264	5	258	5
Israel	223	4	171	3	237	4
India	211	4	200	4	199	4
Australia	126	2	85	2	187	3
All other	1,313	23	1,318	24	1,298	25
Total	5,556	100	5,418	100	5,363	100

Note 5 - Operating Segments (cont'd)

C. Information based on geographical location (cont'd)

The following table presents the distribution of the operating segments sales by geographical location of the customer:

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliation	Consolidated
$ millions

For the year ended December 31, 2018
Europe	473	459	719	362	49	(92)	1,970
Asia	399	519	481	105	2	(18)	1,488
North America	347	107	405	103	24	(8)	978
South America	21	408	264	21	1	(3)	712
Rest of the world	56	130	230	150	3	(161)	408
Total	1,296	1,623	2,099	741	79	(282)	5,556

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliation	Consolidated
$ millions

For the year ended December 31, 2017
Europe	456	386	749	326	87	(86)	1,918
Asia	351	433	476	100	3	(21)	1,342
North America	327	116	369	94	282	(13)	1,175
South America	19	347	277	22	5	(4)	666
Rest of the world	40	101	166	150	7	(147)	317
Total	1,193	1,383	2,037	692	384	(271)	5,418

Note 5 - Operating Segments (cont'd)

C. Information based on geographical location (cont'd)

The following table presents the distribution of the operating segments sales by geographical location of the customer: (cont'd)

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliation	Consolidated
$ millions

For the year ended December 31, 2016
Europe	424	421	717	319	77	(95)	1,863
Asia	301	396	511	74	6	(13)	1,275
North America	330	93	380	110	250	(22)	1,141
South America	25	267	274	19	1	2	588
Rest of the world	40	161	304	139	6	(154)	496
Total	1,120	1,338	2,186	661	340	(282)	5,363

Note 5 - Operating Segments (cont'd)

C. Information based on geographical location (cont'd)

The following table presents the distribution of ICL's sales by geographical location of the assets:

For the year ended December 31
2018	2017	2016
$ millions	$ millions	$ millions

Israel	2,841	2,548	2,470
Europe	2,198	2,119	2,124
North America	831	1,045	1,045
Asia	617	583	556
Others	211	215	218
	6,698	6,510	6,413
Intercompany sales	(1,142)	(1,092)	(1,050)

Total	5,556	5,418	5,363

The following table presents operating income (loss) by geographical location of the assets from which it was produced:

For the year ended December 31
2018	2017	2016
$ millions	$ millions	$ millions

Europe*	834	(45)	(117)
Israel	526	475	304
North America	74	154	83
Asia	52	8	(41)
Others	29	33	(203)
Intercompany eliminations	4	4	(29)
Total	1,519	629	(3)

* Europe profit for the year ended December 31, 2018 includes gain from divestiture of businesses in the amount of $841 million. For further information see Note 10.

Note 5 - Operating Segments (cont'd)

C. Information based on geographical location (cont'd)

The following table present the non-current assets by geographical location of the assets (*)

For the year ended December 31
2018	2017
$ millions	$ millions

Israel	3,570	3,387
Europe	1,228	1,227
Asia	401	455
North America	309	321
Other	59	94
Total	5,567	5,484

(*) Mainly consist of property, plant and equipment and intangible assets, non-current inventories and lease rights.